CERTIFICATION OF
                         STRONG TOTAL RETURN FUND, INC.


STRONG TOTAL RETURN FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Registrant's Prospectuses and Statement of Additional Information each dated February 29, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 25 (File No. 2-73967; 811-3254), which was filed with the Securities and Exchange Commission on February 25, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Registrant's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                              STRONG TOTAL RETURN FUND, INC.



                              /S/ JOHN S. WEITZER
                              By:     John S. Weitzer
                              Title:     Vice President



Dated:  March 7, 2000